Noninterest income	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Noninterest income
24. Noninterest income
Details of Noninterest income for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	2024	2025	2026
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	246,865	262,916	306,811
Deposits-related business (1)	15,591	16,018	15,446
Lending-related business (2)(4)	232,626	252,267	299,353
Remittance business (1)	106,762	102,349	105,124
Asset management business (1)	115,504	126,684	136,475
Trust-related business (1)	136,800	145,298	169,243
Agency business (1)	38,329	40,663	40,727
Guarantee-related business (3)	43,791	46,629	50,742
Fees for other customer services (1)	181,558	214,016	252,054

Total Fee and commission income	1,117,826	1,206,839	1,375,976

Foreign exchange gains (losses)—net (3)	(19,390)	(185,963)	(40,536)
Trading account gains (losses)—net (2)	390,260	803,383	102,749
Investment gains (losses)—net:
Debt securities (3)	(6,446)	(4,538)	(74,307)
Equity securities (3)	1,010,288	(181,948)	1,035,589
Equity in earnings (losses) of equity method investees—net (3)	19,791	28,233	75,152
Gains on disposal of premises and equipment (3)	10,128	71,862	17,372
Other noninterest income (2)(5)	221,273	265,045	326,113

Total	2,743,729	2,002,912	2,818,108

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
Certain Fee and commission income, Trading account gains (losses)—net and Other noninterest income outlined in the table above are considered to be revenues from contracts that are within the scope of ASC 606. The MHFG Group disaggregates Fee and commission income, which is the main part of revenues within the scope of ASC 606, by type of business or service in the table above.
Fee and commission income
For the MHFG Group’s accounting policy for the recognition of Fee and commission income, see Note 1 “Basis of presentation and summary of significant accounting policies.”
Trust-related business fees consist of trust fees earned primarily through fiduciary asset management and administrative service and other trust-related fees, which amounted to ¥58 billion and ¥79 billion for the fiscal year ended March 31, 2024, respectively, ¥
59
 billion and ¥
87
 billion for the fiscal year ended March 31, 2025, respectively, and ¥
64
billion and ¥
105
billion for the fiscal year ended March 31, 2026, respectively.
Trading account gains (losses)—net and Other noninterest income
In addition to Fee and commission income, Trading account gains (losses)—net and Other noninterest income include certain revenues within the scope of ASC 606. Underwriting fees from trading securities, which amounted to ¥93 billion, ¥113 billion and ¥113 billion for the fiscal years ended March 31, 2024, 2025 and 2026, respectively, are within the scope of ASC 606 and accounted for in Trading account gains (losses)—net. Underwriting fees are primarily recognized on the date which all the considerations of the transaction are fixed. For the fiscal years ended March 31, 2024, 2025 and 2026, approximately ¥25 billion, ¥33 billion and ¥31 billion, respectively, of Other noninterest income were within the scope of ASC 606. Credit card interchange fees are within the scope of ASC 606 and accounted for in Other noninterest income. Credit card interchange fees are earned on credit card transactions conducted through payment networks and recognized upon settlement of the credit card payment transactions.
Contract balances relating to revenues from contracts with customers subject to ASC 606
Contract assets and receivables from contracts with customers subject to ASC 606 are recognized in Accrued income or accounts receivable of Other assets. As of March 31, 2025 and 2026, the balance of contract assets was not material. Contract liabilities are recognized in unearned income of Other liabilities. As of March 31, 2025 and 2026, the balance of contract liabilities was not material.
Remaining performance obligations relating to revenues from contracts with customers subject to ASC 606
Remaining performance obligations are services that the MHFG Group has committed to provide in the future in connection with its contracts with customers. As of March 31, 2025 and 2026, the amount of expected revenues